Forward Purchase Agreements (“FPA”) (Details Narrative) - USD ($)	Mar. 21, 2024	Aug. 04, 2023	Jul. 27, 2023	Dec. 31, 2023	Dec. 04, 2023	Sep. 20, 2023	Sep. 15, 2023	Aug. 14, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares issued				12,683,039					10,000
Value of shares issued				$ 10,892					$ 10,000
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of rights and obligations			50.00%
Number of shares issued			931,915					1,268,085
Description of settlement amount adjustment		The Settlement Amount Adjustment is equal to the product of (1) (a) the Maximum Number of Shares less (b) any Terminated Shares as of the Valuation Date, multiplied by (2) $2.00.
Additional funds requested to seller							$ 1,000,000
Additional funds received from seller						$ 1,000,000
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,200,000
Additional funds requested to seller			$ 1,000,000
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Class A Common Stock [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			4,400,000
Prepayment amounts			$ 10,141,403.28
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Class A Common Stock [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,200,000
Forward purchase agreement [member] | ACM ARRT K LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		550,000	550,000		1,050,000
Value of shares issued					$ 0
Forward purchase agreement [member] | ACM ARRT K LLC [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,200,000
Additional funds requested to seller			$ 1,000,000
Forward purchase agreement [member] | ACM ARRT K LLC [member] | Class A Common Stock [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			500,000
Prepayment amounts			$ 5,427,750.00
Forward purchase agreement [member] | Sellers [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Additional funds requested to seller			$ 2,000,000
Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	52,641
Number of shares recycled	2,200,000
Number of shares adjustment	2,147,359
Weighted average share price	$ 2.00
Settlement adjustment amount	$ 4,400,000
Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Weighted average [member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Weighted average share price	$ 0.45